Intangible Assets (Total Book Value of Intangible Assets ) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Intangible assets having a definite useful life	$ 365	$ 415
Intangible assets having an indefined useful life	357	409
Total intangible assets	$ 722	$ 824